Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Troubled Debt Restructuring, Number of Contracts	2	8
Financing Receivable, Modifications, Recorded Investment	$ 398,000	$ 714,000
Loans and Leases Receivable, Impaired, Commitment to Lend	0
Loans and Leases Receivable, Gross, Total	219,730,000	204,316,000
Impaired Financing Receivable, Interest Income, Cash Basis Method, Total	0	0
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	16,000	119,000
Nonperforming Financial Instruments [Member]
Loans and Leases Receivable, Gross, Total	$ 1,200,000	$ 3,100,000